RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended
	Aug. 12, 2022	Aug. 05, 2022	Jul. 31, 2022
Stock Issued During Period, Shares, New Issues	1,725,000
Ordinary shares subject to forfeiture	225,000
Percentage if issued and outstanding shares after initial public offering collectively held by initial stockholders	20.00%
Proceeds from Issuance of Common Stock	$ 25,000
Proceeds from Loans	100,000
Loans Payable	25,000
Administrative expense	0
Related party debt	0
Maximum [Member]
Working capital loans	300,000
General and Administrative Expense [Member]
Due to affiliate	10,000
Promissory Note [Member]
Principal amount		$ 300,000	$ 300,000
Conversion price of note		$ 10.00
Proceeds from Related Party Debt	$ 75,000